Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Assumptions used in determining fair value of the Call Option
The significant assumptions used in the determining the fair value of the Call Options at March 31, 2012 were as follows:

Stock price at March 31, 2012	$47.26
Quarterly dividend yield (per share)[1]	$0.24
Risk-free interest rate[2]	0.51%
Credit spread (basis points)[3]	475
Expected volatility rate[4]	33%
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[1]
The Company used a discrete quarterly dividend payment of $0.24 per share based on historical quarterly dividend payments. Although the quarterly dividend has been increased to $0.25 per share in 2012, the increased dividend does not affect the value of the Call Option as a result of anti-dilution adjustments.

[2]	The risk-free rate was based on the three-year Constant Maturity Treasury rate on March 31, 2012, compounded semi-annually.

[3]
The Company’s credit rating was estimated to be between BB- and B+ based on comparisons of its financial ratios and size to those of other rated companies. Using the Merrill Lynch High Yield index, the Company identified credit spreads for other debt issuances with similar credit ratings and used the median of such credit spreads.

[4]
The volatility rate was based on both observed volatility, which is based on the Company’s historical stock price, and implied volatility from the Company’s traded options. Such volatility was further adjusted to take into consideration market participant risk tolerance. While the stock price of the Company generally has the greatest influence on the fair values of both the Call Options and Bifurcated Conversion Feature, between December 31, 2011 and March 31, 2012, during which time the Company's stock price did not change materially, the change in the expected volatility rate had a greater impact on the values of these derivatives.

Summary of assets and liabilities measured and recognized at fair value on a recurring basis
The following table presents the Company's financial instruments, classified under the appropriate level of the fair value hierarchy, as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$0.8	$—	$0.8
Fixed priced sales contracts	—	0.1	—	0.1
Midwest premium swap contracts	—	—	0.9	0.9

Hedges Relating to the Notes -
Call Options	—	37.5	—	37.5

All Other Financial Assets
Cash and cash equivalents	77.3	—	—	77.3
Available for sale securities	—	5.1	—	5.1
Total	$77.3	$43.5	$0.9	$121.7

FINANCIAL LIABILITIES:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$(4.1)	$—	$(4.1)
Natural Gas -
Put option sales contracts	—	(6.2)	—	(6.2)
Fixed priced purchase contracts	—	(2.0)	—	(2.0)
Electricity -
Fixed priced purchase contracts	—	(2.8)	—	(2.8)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(44.6)	—	(44.6)

All Other Financial Liabilities
Nichols Promissory Note	—	(4.7)	—	(4.7)
Notes	(210.4)	—	—	(210.4)
Total	$(210.4)	$(64.4)	$—	$(274.8)
The following table presents the Company's financial instruments, classified under the appropriate level of the fair value hierarchy, as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$0.3	$—	$0.3
Midwest premium swap contracts	—	—	0.1	0.1
Hedges Relating to the Notes -
Call Options	—	46.3	—	46.3

All Other Financial Assets:
Cash and cash equivalents	49.8	—	—	49.8
Available for sale securities	—	4.9	—	4.9
Total	$49.8	$51.5	$0.1	$101.4

FINANCIAL LIABILITIES:
Derivative instruments:
Aluminum -
Fixed priced purchase contracts	$—	$(7.8)	$—	$(7.8)
Midwest premium swap contracts	—	—	(0.1)	(0.1)
Natural Gas -
Put option sales contracts	—	(5.6)	—	(5.6)
Fixed priced purchase contracts	—	(1.3)	—	(1.3)
Electricity -
Fixed priced purchase contracts	—	(1.8)	—	(1.8)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(53.9)	—	(53.9)

All Other Financial Liabilities:
Nichols Promissory Note	—	(4.7)	—	(4.7)
Notes	(203.0)	—	—	(203.0)
Total	$(203.0)	$(75.1)	$(0.1)	$(278.2)

Reconciliation of activity for financial instruments classified as Level 3
The following table presents a reconciliation of activity for the Midwest premium derivative contracts on a net basis:

Level 3
Balance at December 31, 2011	$—
Total realized/unrealized gains included in:
Cost of products sold, excluding depreciation, amortization and other items	0.9
Transactions involving Level 3 derivative contracts:
Purchases	0.1
Sales	—
Issuances	—
Settlements	(0.1)
Transactions involving Level 3 derivatives — net	—
Transfers in and (or) out of Level 3 valuation hierarchy	—
Balance at March 31, 2012	$0.9

Total gain included in Cost of products sold, excluding depreciation, amortization and other items, attributable to the change in unrealized gains/losses relating to derivative contracts held at March 31, 2012:	$0.8